S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 21, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Individual	Entity	Entity’s Business	Affiliation
Michael Blitzer	Kingstown Capital Management, L.P.	Asset management	Founder and Co-Chief Investment Officer
	Kingstown Capital Partners, LLC	Asset management	Managing Member
	Kingstown Management GP LLC	Asset management	Managing Member
	Kingstown Partners Master Ltd, Kingstown Partners II, L.P., Kingstown 1740 Fund, LP and Kingfishers L.P.	Investment Funds	Funds managed by Kingstown Capital Management, LP and Kingstown Management GP LLC
	Inflection Point Asset Management LLC	Asset management	Director and Chief Investment Officer
	Inflection Point GP I LLC	Asset management	Manager and Member
	Inflection Point Fund I LP	Investment Fund	Fund managed by Inflection Point Asset Management LLC and Inflection Point GP I LLC
	Inflection Point Acquisition Corp. III	Special purpose acquisition company	Chairman and Chief Executive Officer
Individual	Entity	Entity’s Business	Affiliation
	Inflection Point Acquisition Corp. VI	Special purpose acquisition company	Chairman
	Inflection Point Acquisition Corp. VII	Special purpose acquisition company	Chairman
	Intuitive Machines, Inc.	Space exploration, infrastructure and services	Director
	USA Rare Earth, Inc.	Manufacturing	Chairman
	Merlin, Inc.	Aerospace Defense and Technology	Director
Zikang Wu	First Cover, Inc.	Professional Services	Chief Executive Officer
	Tigerless Health, Inc.	Insurance	Director
Kevin Shannon	USA Rare Earth, Inc.	Manufacturing	Special Advisor
	Inflection Point Asset Management LLC	Asset management	Director and Portfolio Manager
	Inflection Point Fund I LP	Investment Fund	Fund managed by Inflection Point Asset Management LLC and Inflection Point GP I LLC
	Inflection Point Acquisition Corp. III	Special purpose acquisition company	Chief Operating Officer
	Inflection Point Acquisition Corp. VI	Special purpose acquisition company	Chief Operating Officer
	Inflection Point Acquisition Corp. VII	Special purpose acquisition company	Chief Executive Officer
William Denkin	Inflection Point Acquisition Corp. III	Special purpose acquisition company	Director
	Inflection Point Acquisition Corp. VI	Special purpose acquisition company	Director
Steven Tannenbaum	Greenwood Investments	Investment Funds	President
	Inflection Point Acquisition Corp. VI	Special purpose acquisition company	Director
Carolyn Trabuco	Thistledown Advisory Group, LLC	Advisory and Consultancy	Founder and Chief Executive Officer
	USA Rare Earth, Inc.	Manufacturing	Director
	Merlin, Inc.	Aerospace Defense and Technology	Director
	Athena Acquisition Corp. II	Special purpose acquisition company	Director
	Inflection Point Acquisition Corp. VI	Special purpose acquisition company	Director